Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Deposit– related parties		$ 897,436	$ 600,000
Interest receivable from a director	[1]	10,659
Accounts payable – related party			1,627,269
Amount due to a director			8,586
Mr. Wai Yiu Yau [Member]
Related Party Transaction [Line Items]
Deposit– related parties	[2]	897,436	600,000
Interest receivable from a director	[1]	10,659
Amount due to a director	[1]		8,586
Panaicia Pty Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable – related party	[3]		1,563,136
Prezario UNO Pty Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable – related party	[3]		$ 64,133

[1]	Amount due from/to a director is non-trade in nature, unsecured, non-interest bearing and repayable on demand.
[2]	Deposit – related party was paid to Mr. Wai Yiu Yau, a director of the Company, for the operating lease arrangement related to the rental of a warehouse and office on 9th floor of Tsuen Wan Industrial Centre, with a purchase option. The deposit was refundable upon the termination of arrangement. Imputed interest was calculated by interest rate of 3.375% over the lease term of 15 months.
[3]	Accounts payable – related party are trade in nature, unsecured and non-interest bearing.